                  As filed with the Securities and Exchange Commission on [date]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00594

                        General Securities, Incorporated
               (Exact name of registrant as specified in charter)

                       7701 France Avenue South, Suite 500
                             Edina, Minnesota 55435
               (Address of principal executive offices) (Zip code)

                                Craig H. Robinson
                        General Securities, Incorporated
                       7701 France Avenue South, Suite 500
                             Edina, Minnesota 55435
                     (Name and address of agent for service)

                                 (888) 494-5677
               Registrant's telephone number, including area code

Date of fiscal year end: November 30th

Date of reporting period:  May 31, 2004

ITEM 1. REPORT TO STOCKHOLDERS.

GENERAL SECURITIES INCORPORATED

[MANAGEMENT SYSTEMS LOGO]

SEMI-ANNUAL REPORT MAY 31, 2004

TO THE SHAREHOLDERS OF

                               GENERAL SECURITIES
                                  INCORPORATED

For the six months ended May 31, 2004, your fund had a total return of 6.28% while the S&P 500 returned 6.79%. It is encouraging that for the eight month period beginning October 31, 2003, through June 30, 2004 the fund has outperformed the S&P 500 11.09% to 9.71%. Certainly eight months is a brief period of time however, the results are consistent with our expectations and have helped reinforce the decision making process behind the changes we made to the portfolio last October.

The companies exerting the greatest positive influence on the fund's performance for the six months ended May 31, 2004 were led by EBay, Inc., the internet auction company, with a gain of 56.1% followed by Motorola, up 40.7%, and Yahoo, another internet related company, up 38.7%. On the downside, Sears Roebuck & Co. fell 31.3% followed by Intuit, Inc., a software maker, which fell 22.1%, and Applied Materials Inc., a semiconductor capital equipment maker, down 17.5%.

As we continue to refine the process for evaluating and investing in leading quality oriented companies the need for more sophisticated analytical tools and research capabilities continues to grow as well. To meet this growing need we found a partner who understands our strategy of focusing on quality oriented companies and has the research capabilities to help us improve on what has already been accomplished.

We are pleased to announce our association with Kopp Investment Advisors, LLC
(KIA), which has the enhanced research capabilities we need and a strong marketing organization that can introduce the "quality story" to a larger audience of investors. Craig and I began strategizing with people from the Kopp organization several months ago. At a meeting in early June, your Board approved Kopp Investment Advisors, LLC as the fund's interim investment advisor. This appointment is subject to your approval.

Craig and I, in conjunction with Kopp Investment Advisors, look forward to serving your investment needs for years to come. As always, if you have any questions regarding your investment in General Securities; don't hesitate to call us at our new number 1-(888)-494-KOPP.


Mark Billeadeau
Senior Portfolio Manager

                      STATEMENT OF NET ASSETS MAY 31, 2004
                                     ASSETS
                                   (Unaudited)

                                                                NUMBER OF      MARKET
                                                                 SHARES       VALUE (a)
                                                               ------------------------
INVESTMENT SECURITIES (percentages represent value of
investments compared to total net assets):

  COMMON STOCKS (100.12%):
   Aerospace/Defense (1.87%):
    Boeing Co. (c)                                                   4,300   $    196,940
    Lockheed Martin Corp.                                            4,000        198,160
                                                                             ------------
                                                                                  395,100
                                                                             ------------
   Air Freight & Couriers ( .97%):
    FedEx Corp.                                                      2,800        206,024
                                                                             ------------
   Airlines ( .73%):
    Southwest Airlines Co.                                          10,000        155,100
                                                                             ------------
   Auto Components ( .97%):
    Johnson Controls, Inc. (b)                                       3,800        204,896
                                                                             ------------
   Automobiles (1.72%):
    General Motors Corp.                                             3,700        167,943
    Harley-Davidson, Inc. (c)                                        3,400        195,466
                                                                             ------------
                                                                                  363,409
                                                                             ------------
   Banking (5.53%):
    Bank of America Corp.                                            3,100        257,703
    Bank One Corp. (c)                                               4,700        227,715
    Northern Trust Corp.                                             5,000        214,750
    SunTrust Banks, Inc.                                             3,400        221,272
    Wells Fargo & Co.                                                4,200        246,960
                                                                             ------------
                                                                                1,168,400
                                                                             ------------
   Beverages (2.07%):
    Anheuser-Busch Cos., Inc.                                        4,200        223,734
    PepsiCo, Inc. (c)                                                4,000        213,480
                                                                             ------------
                                                                                  437,214
                                                                             ------------
   Biotechnology (1.11%):
    Amgen, Inc. (d)                                                  4,300        235,210
                                                                             ------------
   Chemicals (3.43%):
    Air Products & Chemicals, Inc.                                   3,900        194,883
    Dow Chemical Co.                                                 4,200        167,580
    E.I. du Pont de Nemours & Co. (c)                                4,200        181,440
    Monsanto Co. (c)                                                 5,200        179,400
                                                                             ------------
                                                                                  723,303
                                                                             ------------
   Commercial Services & Supplies (2.95%):
    Cendant Corp. (c)                                                8,900        204,166
    First Data Corp.                                                 4,900        212,121
    Waste Management, Inc.                                           7,200        207,072
                                                                             ------------
                                                                                  623,359
                                                                             ------------
   Communications Equipment (2.90%):
    Cisco Systems, Inc. (c)(d)                                       9,000        199,350
    Corning, Inc. (d)                                               16,300        201,957
    Motorola, Inc. (c)                                              10,700        211,539
                                                                             ------------
                                                                                  612,846
                                                                             ------------
   Computer Peripherals (2.81%):
    Dell, Inc. (d)                                                   5,700        200,526
    Hewlett-Packard Co. (b)                                          8,900        189,036
    International Business Machines Corp.                            2,300        203,757
                                                                             ------------
                                                                                  593,319
                                                                             ------------
   Containers & Packaging ( .91%):
    Bemis Co., Inc. (b)                                              7,000        192,850
                                                                             ------------
   Diversified Financials (6.18%):
    American Express Co.                                             4,000        202,800
    Citigroup, Inc.                                                  4,900        227,507
    Fannie Mae                                                       3,200        216,640
    J.P. Morgan Chase & Co. (c)                                      5,900        217,356
    MBNA Corp. (c)                                                   8,400   $    213,360
    Merrill Lynch & Co., Inc.                                        4,000        227,200
                                                                             ------------
                                                                                1,304,863
                                                                             ------------
   Diversified Telecommunications (2.37%):
    AT&T Corp.                                                       8,800        145,904
    BellSouth Corp. (c)                                              7,100        177,216
    Verizon Communications, Inc.                                     5,100        176,358
                                                                             ------------
                                                                                  499,478
                                                                             ------------
   Electric Utilities (3.58%):
    Entergy Corp. (c)                                                3,900        212,979
    FPL Group, Inc. (c)                                              3,500        223,125
    Progress Energy, Inc. (c)                                        4,000        170,440
    Southern Co.                                                     5,200        150,384
                                                                             ------------
                                                                                  756,928
                                                                             ------------
   Electrical Equipment ( .96%):
    Emerson Electric Co.                                             3,400        202,980
                                                                             ------------
   Electronic Equipment & Services (1.61%):
    Agilent Technologies, Inc. (c)(d)                                6,400        164,480
    Solectron Corp. (d)                                             32,100        176,550
                                                                             ------------
                                                                                  341,030
                                                                             ------------
   Energy Equipment & Services (1.14%):
    Halliburton Co. (c)                                              8,300        241,032
                                                                             ------------
   Food & Drug Retailing ( .93%):
    Walgreen Co. (b)                                                 5,600        196,056
                                                                             ------------
   Food Products (2.29%):
    Hersey Foods Corp. (b)                                           2,800        248,444
    Sara Lee Corp.                                                  10,300        235,870
                                                                             ------------
                                                                                  484,314
                                                                             ------------
   Health Care Equipment & Supplies (2.73%):
    Baxter International, Inc. (c)                                   9,200        289,248
    Medtronic, Inc. (c)                                              6,000        287,400
                                                                             ------------
                                                                                  576,648
                                                                             ------------
   Health Care Providers & Services (1.41%):
    Cardinal Health, Inc. (c)                                        4,400        297,924
                                                                             ------------
   Hotels, Restaurants & Leisure (2.11%):
    Marriott International, Inc.-Class A                             4,600        226,918
    Starbucks Corp. (d)                                              5,400        219,456
                                                                             ------------
                                                                                  446,374
                                                                             ------------
   Household Durables (2.11%):
    Black & Decker Corp.                                             4,200        251,706
    Whirlpool Corp.                                                  2,900        192,937
                                                                             ------------
                                                                                  444,643
                                                                             ------------
   Household Products (1.07%):
    Proctor & Gamble Co.                                             2,100        226,422
                                                                             ------------
   Industrial Conglomerates (3.00%):
    General Electric Co.                                             7,200        224,064
    Honeywell International, Inc. (c)                                5,600        188,720
    3M Co. (b)                                                       2,600        219,856
                                                                             ------------
                                                                                  632,640
                                                                             ------------
   Insurance (4.96%):
    American International Group, Inc.                               3,800        278,540
    Marsh & McLennan Cos., Inc.                                      5,300        233,836
    MetLife, Inc.                                                    7,600        270,180
    Progressive Corp.                                                3,100        265,887
                                                                             ------------
                                                                                1,048,443
                                                                             ------------
   Internet & Catalog Retail (1.26%):
    eBay, Inc. (c)(d)                                                3,000        266,400
                                                                             ------------

                                                                NUMBER OF       MARKET
                                                                 SHARES        VALUE (a)
                                                               --------------------------
   Internet Software & Services (1.19%):
    Yahoo!, Inc. (b)(d)                                              8,200   $    251,412
                                                                             ------------
   IT Consulting & Services ( .97%):
    Computer Sciences Corp. (d)                                      4,700        204,873
                                                                             ------------
   Leisure Equipment & Producers ( .92%):
    Eastman Kodak Co. (c)                                            7,400        193,732
                                                                             ------------
   Machinery (2.77%):
    Caterpillar, Inc. (b)                                            2,600        195,910
    Deere & Co. (c)                                                  2,900        190,530
    Eaton Corp. (b)                                                  3,400        198,390
                                                                             ------------
                                                                                  584,830
                                                                             ------------
   Media (2.96%):
    Knight-Ridder, Inc.                                              2,800        212,744
    Time Warner, Inc. (c)(d)                                        12,700        216,408
    Walt Disney Co. (c)                                              8,300        194,801
                                                                             ------------
                                                                                  623,953
                                                                             ------------
   Metals & Mining (1.77%):
    Alcoa, Inc.                                                      5,600        175,280
    Nucor Corp. (c)                                                  3,000        197,550
                                                                             ------------
                                                                                  372,830
                                                                             ------------
   Multiline Retail (2.61%):
    Sears, Roebuck & Co.                                             3,900        148,200
    Target Corp.                                                     4,500        201,150
    Wal-Mart Stores, Inc.                                            3,600        200,628
                                                                             ------------
                                                                                  549,978
                                                                             ------------
   Multi-Utilities ( .95%):
    Duke Energy Corp. (c)                                           10,000        199,400
                                                                             ------------
   Office Electronics ( .94%):
    Xerox Corp. (c)(d)                                              14,700        199,038
                                                                             ------------
   Oil & Gas (3.40%):
    Anadarko Petroleum Corp. (c)                                     4,400        239,888
    ChevronTexaco Corp. (c)                                          2,600        235,040
    Exxon Mobil Corp. (c)                                            5,600        242,200
                                                                             ------------
                                                                                  717,128
                                                                             ------------
   Paper & Forest Products ( .89%):
    International Paper Co.                                          4,500        188,685
                                                                             ------------
   Personal Products (1.12%):
    Gillette Co. (c)                                                 5,500        236,995
                                                                             ------------
   Pharmaceuticals (4.29%):
    Johnson & Johnson                                                5,700        317,547
    Merck & Co., Inc.                                                6,300        297,990
    Pfizer, Inc. (c)                                                 8,200        289,788
                                                                             ------------
                                                                                  905,325
                                                                             ------------
   Semiconductor Equipment & Products (3.27%):
    Analog Devices, Inc.                                             4,100        201,515
    Applied Materials, Inc. (d)                                      7,900        157,684
    Intel Corp.                                                      6,400        182,720
    Texas Instruments, Inc.                                          5,700        148,827
                                                                             ------------
                                                                                  690,746
                                                                             ------------
   Software (2.47%):
    Intuit, Inc. (d)                                                 3,800        148,884
    Microsoft Corp.                                                  7,900        208,165
    Oracle Corp. (c)(d)                                             14,500        164,140
                                                                             ------------
                                                                                  521,189
                                                                             ------------
   Specialty Retail (2.84%):
    Best Buy Co., Inc.                                               3,500        184,660
    Home Depot, Inc.                                                 5,700        204,744
    Staples, Inc.                                                    7,600        209,608
                                                                             ------------
                                                                                  599,012
                                                                             ------------

                                                                NUMBER OF       MARKET
                                                               SHARES/PAR      VALUE (a)
                                                               --------------------------
   Textiles & Apparel (1.08%):
    NIKE, Inc.-Class B                                               3,200   $    227,680
                                                                             ------------

      Total common stock
       (cost $17,811,402)                                                      21,144,011
                                                                             ------------
REPURCHASE AGREEMENT (.09%):
    Agreement with State Street Bank, acquired on
    5/28/04, interest of $0.22, 0.10% due 6/01/04
     (cost $19,888) (e)                                        $    19,888         19,888
                                                                             ------------
Total investment securities
 (cost $17,831,290) (f)                                                        21,163,899
                                                                             ------------

Receivable from advisor                                                            39,722
Prepaid expenses                                                                    9,364
Dividends receivable                                                               40,886
                                                                             ------------
  Total assets                                                                 21,253,871
                                                                             ------------

                                   LIABILITIES
Payable for shares redeemed                                                        71,457
Accrued investment advisory fees                                                   20,716
Accrued management administration fees                                             22,827
Other accrued expenses                                                             25,796
                                                                             ------------
  Total liabilities                                                               140,796
                                                                             ------------
Net assets applicable to outstanding capital stock                           $ 21,113,075
                                                                             ============
Represented by:
  Capital stock - authorized 10,000,000 shares of $.01
  par value per share; outstanding 1,756,521 shares                          $     10,242
  Capital surplus                                                              17,647,834
  Undistributed net investment income                                              17,832
  Accumulated net realized gains on investments                                   104,558
  Unrealized net appreciation of investments                                    3,332,609
                                                                             ------------
Net assets applicable to outstanding capital stock                           $ 21,113,075
                                                                             ============
Net asset value per share of outstanding capital stock                       $      12.02
                                                                             ============

See accompanying notes to investment securities list and financial statements.

                      NOTES TO INVESTMENT SECURITIES LIST:
                                  MAY 31, 2004

(a) Investment securities are valued by the procedures described in note 1 to the financial statements.
(b)  Holding increased in fiscal 2004.
(c)  Holding decreased in fiscal 2004.
(d)  Non-income producing securities.
(e) Repurchase agreement which is collateralized by U.S. Government securities. Accrued interest shown represents interest due at the maturity of the repurchase agreement.
(f) At May 31,2004, the cost of securities for federal income tax purposes was $17,895,871, and the aggregate unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                 $  3,743,184
     Unrealized depreciation                                                     (475,156)
                                                                             ------------
                                                                             $  3,268,028
                                                                             ============

                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2004
                                   (UNAUDITED)

INVESTMENT INCOME:
  Income:
    Dividends                                                                $    180,633
    Interest                                                                           12
                                                                             ------------
      Total income                                                                180,645
                                                                             ------------
  Expenses (note 2):
    Investment advisory fees                                                       65,125
    Management administration fees                                                 43,417
    Transfer agent, registrar and disbursing agent fees                            33,079
    Custodian and portfolio accounting fees                                        23,790
    Legal services                                                                  9,970
    Auditing and tax services                                                       8,304
    Shareholder notices and reports                                                 7,350
    Directors' fees                                                                 5,366
    Federal and state registration fees and expenses                                5,235
    Other                                                                             899
                                                                             ------------
      Total expenses                                                              202,535
      Reimbursement from Advisor                                                  (39,722)
                                                                             ------------
      Total net expenses                                                          162,813
                                                                             ------------
      Investment income - net                                                      17,832
                                                                             ------------
  Realized and unrealized gains from Investments - net:
    Net realized gains on securities transactions (note 3)                        104,558
    Net change in unrealized appreciation or depreciation
      of investments                                                            1,207,849
                                                                             ------------
    Net gain on investments                                                     1,312,407
                                                                             ------------
    Net increase in net assets resulting from operations                     $  1,330,239
                                                                             ============

                       STATEMENT OF CHANGES IN NET ASSETS
                    SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                        AND YEAR ENDED NOVEMBER 30, 2003

                                                                     NOVEMBER 30,
                                                      MAY 31,2004        2003
                                                     ------------    ------------
OPERATIONS:
  Net investment income                              $     17,832    $     68,276
  Net realized gains on investments                       104,558         344,247
  Net change in unrealized appreciation
   or depreciation of investments                       1,207,849       1,763,998
                                                     ------------    ------------
  Net increase in net assets from
   operations                                           1,330,239       2,176,521
                                                     ------------    ------------

DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income                                         -         (73,328)
  Net realized gains on investments                             -        (348,060)
                                                     ------------    ------------
  Total distributions                                           -        (421,388)
                                                     ------------    ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of 4,420 and
   10,376 shares, respectively                             52,987         108,359
  Net asset value of 0 and 34,735
   shares, respectively, issued in
   reinvestment of net investment income
   and net realized gain distributions                          -         392,503
  Payments for redemptions of 114,300
   and 187,181 shares, respectively                    (1,372,200)     (1,938,894)
                                                     ------------    ------------
  Decrease in net assets
   from capital share transactions,
   representing net decrease
   of 109,880 and 142,070 shares,
   respectively                                        (1,319,213)     (1,438,032)
                                                     ------------    ------------

TOTAL INCREASE IN NET ASSETS                               11,026         317,101
NET ASSETS:
  Beginning of period                                  21,102,049      20,784,948
                                                     ------------    ------------
  End of period (including undistributed
  net investment income of $17,832
  and $0, respectively                               $ 21,113,075    $ 21,102,049
                                                     ============    ============

FINANCIAL HIGHLIGHTS:

SELECTED PER SHARE HISTORICAL DATA WERE AS FOLLOWS:

                                                  SIX MONTHS
                                                     ENDED
                                                  MAY 31, 2004                         YEAR ENDED NOVEMBER 30
                                                  (UNAUDITED)          2003         2002         2001         2000         1999
                                                  ------------       --------     --------     --------     --------     --------
Net asset value, beginning of period              $      11.31       $  10.35     $  13.36     $  15.81     $  16.93     $  16.34
                                                  ------------       --------     --------     --------     --------     --------
Operations:
 Net investment income                                     .01            .04          .00          .07          .09          .12
 Net realized and unrealized gains
   (losses) on investments                                 .70           1.15        (2.59)       (2.41)       (1.09)        3.11
                                                  ------------       --------     --------     --------     --------     --------
Total from operations                                      .71           1.19        (2.59)       (2.34)       (1.00)        3.23
                                                  ------------       --------     --------     --------     --------     --------
Distributions to shareholders:
 From net investment income                                  -           (.04)        (.01)        (.07)        (.09)        (.06)
 From net realized gains                                     -           (.19)        (.41)        (.04)        (.03)       (2.58)
                                                  ------------       --------     --------     --------     --------     --------
Total distributions to shareholders                          -           (.23)        (.42)        (.11)        (.12)       (2.64)
                                                  ------------       --------     --------     --------     --------     --------
Net asset value, end of period                    $      12.02       $  11.31     $  10.35     $  13.36     $  15.81     $  16.93
                                                  ============       ========     ========     ========     ========     ========
Total return*                                             6.28%         11.50%      (19.34%)     (14.86%)      (5.92%)      19.85%
Net assets, end of period (000's omitted)         $     21,113       $ 21,102     $ 20,785     $ 28,439     $ 40,290     $ 41,638

Ratio of expenses to average daily net assets**           1.50%***       1.50%        1.50%        1.50%        1.40%        1.49%
Ratio of net investment income (loss) to
 average daily net assets**                                .17%***        .34%        (.02%)        .46%         .42%         .70%
Portfolio turnover rate                                      2%            50%          68%           1%           5%          22%

* These are the Fund's total returns during the years, including reinvestment of all dividend and capital gain distributions without adjustments for sales charges.

** Total Fund expenses are contractually limited to 1.50% of average daily net assets. During the six months ended May 31, 2004 and the years ended November 30, 2003, 2002, and 2001, the investment advisor waived $39,722, $93,735,
$78,892, and $35,964 in expenses, respectively, that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.87%, 1.97%, 1.83%, and 1.61%, respectively, and the ratio of net investment income to average daily net assets would have been (.20%), (.13%), .35%, and (.35)%, respectively.

*** Annualized

                          NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 2004
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     General Securities, Incorporated (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified open end management investment company. The Fund invests primarily in common stocks of companies believed to be undervalued.

     The significant accounting policies followed by the Fund are summarized as follows:

     INVESTMENTS IN SECURITIES
     Securities listed on national securities exchanges are valued on the basis of the last reported sale each day, or if no sale is made, at the mean of the last reported bid and asked price for such securities. Short-term securities are valued at amortized cost which approximates market value.

     Security transactions are recorded on the date securities are purchased or sold. Realized gains or losses and unrealized appreciation or depreciation of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest is recognized on the accrual basis.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     FEDERAL INCOME TAXES
     It is the Fund's policy to continue meeting the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to its shareholders in amounts which will relieve it from all, or substantially all, federal income and excise taxes. Therefore, the Fund does not provide for federal income or excise taxes.

     The Fund may elect to utilize equalization debits by which a portion of the cost of redemptions, which occurred during the year ended November 30, 2003, would reduce required net realized gain distributions.

     As of November 30, 2003 there were no distributable earnings on a tax basis.

     DISTRIBUTIONS
     Distributions to shareholders from investment income are made quarterly and realized capital gain distributions, if any, are made annually. These distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the Fund's capital stock.

     Due to the timing of dividend distributions, the fiscal year in which amounts are distributed for tax purposes may differ from the year that income or realized gains were recorded by the Fund.

     Long term gain distributions for the year ended November 30, 2003 were $348,060 and ordinary income distributions were $73,328.

     REPURCHASE AGREEMENTS
     Securities pledged as collateral for repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market and value of the collateral is in excess of the repurchase agreement in the event of default.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
     Robinson Capital Management, Inc. is the Fund's investment advisor and administrator. As compensation for its services under the Investment Advisory Agreement, Robinson Capital is paid an investment management advisory fee, payable monthly, at an annual rate of 0.60% for average net assets up to and including $100 million, 0.35% for the next $150 million of average net assets and 0.10% for net assets over $250 million. Robinson Capital is obligated to pay all Fund expenses (exclusive of brokerage expenses and fees, interest and any federal or state income taxes) which exceed 1.50% of the Fund's average net assets for any fiscal year on the first $100 million of average net assets, 1.25% of the Fund's average net assets for any fiscal year on the next $150 million of average net assets, and 1% of the Fund's average net assets for any fiscal year on average net assets in excess of $250 million. For managing the business affairs and providing certain shareholder services pursuant to the Management Agreement, the Fund pays Robinson Capital an administrative fee, payable monthly, at an annual rate of 0.40% of the average daily assets of the Fund, plus out-of-pocket expenses incurred. Robinson Capital may subcontract with other entities to provide certain shareholder servicing activities.

     Legal service fees were paid to a law firm in which the secretary of the Fund is a partner.

(3)  SECURITIES TRANSACTIONS
     Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $326,137 and $1,478,843, respectively, for the six months ended May 31, 2004.

(4)  SUBSEQUENT EVENT
     On June 7, 2004, the Board of Directors of the Fund approved an Agreement and Plan of Reorganization (the Plan). The Plan, which is subject to regulatory review, shareholder approval, and approval by the directors of Kopp Funds, Inc., provides for the acquisition by a new series of Kopp Funds, Inc. (the Kopp Fund) of substantially all of the assets of the Fund and the assumption of the liabilities of the Fund specified in the Plan in exchange for Class I shares of the Kopp Fund to be distributed to the shareholders of the Fund.

     The Board of Directors of the Fund approved an interim investment advisory agreement with Kopp Investment Advisors, LLC (KIA) on June 7, 2004. Subject to regulatory review, shareholders of the Fund will be asked to approve the interim investment advisory agreement at a special meeting as part of their approval of the Plan. Robinson Capital Management, Inc., the former investment advisor to the Fund, also engaged KIA to assume management of the Fund pursuant to a sub-management agreement.


     You can obtain a free copy of the proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to Fund investments by calling 1-800-577-9217. The proxy voting policies and procedures will also be available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

                               GENERAL SECURITIES
                                  INCORPORATED


PRESIDENT, TREASURER  Craig H. Robinson

      VICE PRESIDENT  Mark D. Billeadeau

           SECRETARY  John R. Houston

           DIRECTORS  M. Michelle Coady, Chair
                      Gary D. Floss
                      David W. Preus
                      Charles Walton
                      Arnold M. Weimerskirch

  INVESTMENT MANAGER  Robinson Capital Management, Inc.

CUSTODIAN, REGISTRAR  State Street Corporation
  AND TRANSFER AGENT

     GENERAL COUNSEL  Robins, Kaplan, Miller & Ciresi L.L.P.

INDEPENDENT AUDITORS KPMG LLP

     This report has been prepared primarily for the benefit of existing stockholders of the company and is not intended as an offer to sell the company's shares. When used otherwise, it must be accompanied or preceded by the current prospectus.


FOR FURTHER INFORMATION ABOUT

GENERAL SECURITIES INCORPORATED

CONTACT:

ROBINSON CAPITAL MANAGEMENT, INC.
7701 FRANCE AVENUE SOUTH, SUITE 500
EDINA, MINNESOTA 55435
1-(888)-494-KOPP

                               GENERAL SECURITIES
                                  INCORPORATED


                        ROBINSON CAPITAL MANAGEMENT, INC.
                       7701 FRANCE AVENUE SOUTH, SUITE 500
                             EDINA, MINNESOTA 55435
                                1-(888)-494-KOPP

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this Form N-CSR, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT.

    Incorporated by reference to Form N-CSR for the fiscal year ended November 30, 2003.

    (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

    (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23c-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  General Securities, Incorporated
                   -------------------------------------------------------------

     By (Signature and Title) /s/ Craig H. Robinson
                              --------------------------------------------------
                                   Craig H. Robinson, President and Treasurer

     Date  8/3/04
           --------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Craig H. Robinson
                              -------------------------------------------------
                                   Craig H. Robinson, President and Treasurer

     Date  8/3/04
           --------------------------------------------------